Trade and other receivables - Summary of Trade and Other Current Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Summary of trade and other receivables [Line items]
Amounts receivable for the sale of goods and services	£ 33.2	£ 28.0		£ 31.4		£ 29.3
Less provision for bad and doubtful debts	(0.8)	(0.7)		(0.3)		(0.1)	£ (0.1)
Other receivables	8.9	8.6		8.3		9.4
Prepayments	5.1	10.7		4.7		4.4
Trade and other receivables	47.2	47.3	[1]	44.4	[1]	43.1
Gross carrying amount [member]
Summary of trade and other receivables [Line items]
Amounts receivable for the sale of goods and services	£ 34.0	£ 28.7		£ 31.7		£ 29.4

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.